Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment (audited) (Narrative) (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Observed 30 day arrears rates	(100.00%)
Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	£ 936,000,000	£ (37,000,000)
UK | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)		50,000,000
Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	5,835,000,000
Home loans [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	54,000,000	0
Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	434,000,000
Credit cards, unsecured loans and other retail lending [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	960,000,000	3,000,000
Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	3,069,000,000
Wholesale loans [member] | Portfolios with management adjustments over threshold [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Economic uncertainty management adjustments to models for impairment (audited)	(78,000,000)	(40,000,000)
Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,332,000,000
Modelled impairment allowance [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	4,899,000,000
Modelled impairment allowance [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	380,000,000
Modelled impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,109,000,000
Modelled impairment allowance [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,410,000,000
ECL from non-modelled and other management adjustments [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	232,000,000
Economic uncertainty adjustments [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,386,000,000
Economic uncertainty adjustments [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	21,000,000
Economic uncertainty adjustments [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	986,000,000
Economic uncertainty adjustments [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	379,000,000
Other adjustments [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(450,000,000)
Other adjustments [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	33,000,000
Other adjustments [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(26,000,000)
Other adjustments [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(457,000,000)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,835,000,000	3,948,000,000
ECL | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	434,000,000	348,000,000	£ 380,000,000
ECL | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	335,000,000	301,000,000
ECL | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	6,000,000	16,000,000	26,000,000
ECL | Home loans [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,000,000	5,000,000
ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,979,000,000	2,617,000,000	2,761,000,000
ECL | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,938,000,000	2,516,000,000
ECL | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	399,000,000	362,000,000	356,000,000
ECL | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	236,000,000	350,000,000
ECL | Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,653,000,000	731,000,000	702,000,000
ECL | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,602,000,000	539,000,000
ECL | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	280,000,000	114,000,000	£ 107,000,000
ECL | Wholesale loans [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219,000,000	184,000,000
ECL | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,875,000,000	3,355,000,000
ECL | ECL from individually assessed impairments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	835,000,000	398,000,000
ECL | ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,125,000,000	£ 195,000,000
ECL | ECL from non-modelled exposures [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 200,000,000
ECL | Economic uncertainty adjustments [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Observed 30 day arrears rates	(2.50%)	(2.70%)
ECL | Economic uncertainty adjustments [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ 300,000,000
ECL | Economic uncertainty adjustments [member] | Loans and advances [member] | Expected Worst Point
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,000,000,000
ECL | Economic uncertainty adjustments [member] | Loans and advances [member] | Probability of default [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ 100,000,000
ECL | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 195,000,000